Document and Entity Information	Dec. 28, 2021
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Dec. 28, 2021
Entity Registrant Name	I-ON DIGITAL CORP.
Entity Incorporation, State or Country Code	DE
Entity File Number	000-54995
Entity Tax Identification Number	46-3031328
Entity Address, Address Line One	15, Tehran-ro 10-gil
Entity Address, City or Town	Gangam-gu, Seoul
Entity Address, Country	KR
Entity Address, Postal Zip Code	06234
City Area Code	82
Local Phone Number	-2-3430
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0001580490
Title of 12(b) Security	Common Stock, $0.0001 par value per share
Trading Symbol	IONI
Security Exchange Name	NYSE